Stockholders’ Equity - Schedule of Information Regarding Outstanding and Exercisable Options and Warrants (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Equity Option [Member]
Schedule of Information Regarding Outstanding and Exercisable Options and Warrants [Line Items]
Number of Shares Outstanding (in Shares) | shares	235,000
Weighted Average Exercise Price Outstanding	$ 2.02
Weighted Average Remaining Life (Years) Outstanding	8 years 2 months 8 days
Number of Shares Exercisable (in Shares) | shares	78,333
Weighted Average Exercise Price Exercisable	$ 2.02
Warrant [Member]
Schedule of Information Regarding Outstanding and Exercisable Options and Warrants [Line Items]
Number of Shares Outstanding (in Shares) | shares	10,330,000
Weighted Average Exercise Price Outstanding	$ 10.25
Weighted Average Remaining Life (Years) Outstanding	2 years 7 months 17 days
Number of Shares Exercisable (in Shares) | shares	10,330,000
Weighted Average Exercise Price Exercisable	$ 10.25
2.02 [Member] | Equity Option [Member]
Schedule of Information Regarding Outstanding and Exercisable Options and Warrants [Line Items]
Exercise Price Range	$ 2.02
Number of Shares Outstanding (in Shares) | shares	235,000
Weighted Average Exercise Price Outstanding	$ 2.02
Weighted Average Remaining Life (Years) Outstanding	8 years 2 months 8 days
Number of Shares Exercisable (in Shares) | shares	78,333
Weighted Average Exercise Price Exercisable	$ 2.02
0.75 [Member] | Warrant [Member]
Schedule of Information Regarding Outstanding and Exercisable Options and Warrants [Line Items]
Exercise Price Range	$ 0.75
Number of Shares Outstanding (in Shares) | shares	1,200,000
Weighted Average Exercise Price Outstanding	$ 0.75
Weighted Average Remaining Life (Years) Outstanding	9 months 18 days
Number of Shares Exercisable (in Shares) | shares	1,200,000
Weighted Average Exercise Price Exercisable	$ 0.75
11.50 [Member] | Warrant [Member]
Schedule of Information Regarding Outstanding and Exercisable Options and Warrants [Line Items]
Exercise Price Range	$ 11.5
Number of Shares Outstanding (in Shares) | shares	9,130,000
Weighted Average Exercise Price Outstanding	$ 11.5
Weighted Average Remaining Life (Years) Outstanding	2 years 10 months 13 days
Number of Shares Exercisable (in Shares) | shares	9,130,000
Weighted Average Exercise Price Exercisable	$ 11.5